SCHEDULE OF INVENTORY NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 4,722	$ 3,665
Raw materials	10,549	15,720
Work-in-process	4,818	7,517
Inventory, subtotal	20,089	26,902
Less: inventory impairment provision	(8,944)	(12,117)
Inventory, net	$ 11,145	$ 14,785